UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-583-0540
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland October 29, 2003

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	55

Form 13F Information Table Value Total:	$93,436

List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Motorola 7% units                               620076208      417    11000 SH       SOLE                    11000
Williams Co Inc PACS                            969457886      744    55900 SH       SOLE                    55900
AT&T Wireless Ser Inc          COM              00209A106     1236   151147 SH       SOLE                   151147
Agere Sys Inc CL B             COM              00845V209       39    13499 SH       SOLE                    13499
Allied Capital Corp            COM              01903Q108     1945    79100 SH       SOLE                    79100
American Express Comp          COM              025816109     2791    61950 SH       SOLE                    61950
Barr Laboratories Inc.         COM              068306109     5987    87776 SH       SOLE                    87776
Baxter International           COM              071813109      886    30500 SH       SOLE                    30500
Best Buy Company Inc           COM              086516101     1426    30000 SH       SOLE                    30000
Boeing Company                 COM              097023105     1009    29400 SH       SOLE                    29400
Bristol-Myers Squibb           COM              110122108     1685    65668 SH       SOLE                    65668
CIT Group Inc DEL              COM              125581108     1832    63700 SH       SOLE                    63700
Cendant                        COM              151313103     2168   116000 SH       SOLE                   116000
Ciber                          COM              17163B102     1524   200500 SH       SOLE                   200500
Citigroup Inc                  COM              172967101     3365    73936 SH       SOLE                    73936
Comcast cl A                   COM              20030N101      544    17657 SH       SOLE                    17657
Computer Sciences              COM              205363104     1897    50500 SH       SOLE                    50500
Conseco Inc.                   COM              208464883      848    46931 SH       SOLE                    46902                29
Costco Whsl Corp New           COM              22160K105     2437    78225 SH       SOLE                    78225
Crown Cork & Seal              COM              228368106      713   105600 SH       SOLE                   105600
Dow Chemical                   COM              260543103     1681    51650 SH       SOLE                    51650
Exxon Mobil Corporati          COM              30231G102     2534    69223 SH       SOLE                    69223
Federal Home Ln Mtg            COM              313400301     2466    47100 SH       SOLE                    47100
Gap Inc.                       COM              364760108     1852   108200 SH       SOLE                   108200
General Electric Co            COM              369604103     2493    83630 SH       SOLE                    83630
General Motors Corp.           COM              370442105     2304    56298 SH       SOLE                    56298
Graftech Internatioal Ltd      COM              384313102      612    76500 SH       SOLE                    76500
Hartford Fincl Services        COM              416515104     2163    41100 SH       SOLE                    41100
Hewlett-Packard Compa          COM              428236103      611    31541 SH       SOLE                    31541
Home Depot Inc.                COM              437076102     2016    63300 SH       SOLE                    63300
Honeywell International, Inc.  COM              438516106     2408    91387 SH       SOLE                    91387
IBM Corp                       COM              459200101     4023    45544 SH       SOLE                    45544
Intel Corporation              COM              458140100     1849    67171 SH       SOLE                    67171
J.P. Morgan & Comp.            COM              46625H100     2684    78173 SH       SOLE                    78173
Lucent Technologies            COM              549463107     1159   536352 SH       SOLE                   536352
Masco Corporation              COM              574599106     2974   121500 SH       SOLE                   121500
Merck & Co.                    COM              589331107      360     7118 SH       SOLE                     7118
Micron Technology In           COM              595112103     1676   124900 SH       SOLE                   124900
Microsoft Corporation          COM              594918104     2033    73113 SH       SOLE                    73113
Motorola Inc.                  COM              620076109     1074    89864 SH       SOLE                    89864
Pfizer Inc.                    COM              717081103     1880    61872 SH       SOLE                    61872
SPX Corporation                COM              784635104      421     9300 SH       SOLE                     9300
Storage Computer Corp          COM              86211A101      439   896800 SH       SOLE                   896800
TXU Corporation                COM              873168108     1885    80000 SH       SOLE                    80000
Target Corporation             COM              87612E106     1909    50732 SH       SOLE                    50732
Texas Instruments              COM              882508104     2155    94500 SH       SOLE                    94500
Tyco Intl Ltd                  COM              902124106     3235   158332 SH       SOLE                   158332
UNUM Provident Corp.           COM              91529Y106      451    30537 SH       SOLE                    30537
Unocal Corp                    COM              915289102     1560    49500 SH       SOLE                    49500
Verizon Communication          COM              92343V104     2147    66182 SH       SOLE                    66182
Williams Companies I           COM              969457100     1928   204708 SH       SOLE                   204708
Xerox Corporation              COM              984121103     1448   141100 SH       SOLE                   141100
American Fds Europacific Growt                  298706102      784 29305.760SH       SOLE                29305.760
Merrill Lynch Focus Twenty Fd                   59021P204       18 12828.000SH       SOLE                12828.000
Putnam International Capital O                  746802859      713 42212.954SH       SOLE                42212.954